UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2010

Date of reporting period:	August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—68.5%
Airlines—4.4%
	American Airlines Pass Through Trust,
$7,000	7.858%, 4/1/13 (AGC)	Ba1/BBB-	$7,325,500
2,959	10.375%, 1/2/21	Baa3/A-	3,372,974
4,500	American Airlines, Inc., 10.50%, 10/15/ 12 (a)(d)	B2/B	4,803,750
	Continental Airlines Pass Through Trust,
950	6.545%, 8/2/20 (i)	Baa2/A-	974,270
2,678	6.703%, 12/15/22	Baa2/BBB	2,704,449
1,781	7.373%, 6/15/17	Ba1/BB	1,701,130
7,578	7.707%, 10/2/22	Baa2/BBB	7,994,414
1,619	9.798%, 4/1/21	Ba1/BB-	1,586,517
	Northwest Airlines, Inc.,
11,690	7.041%, 10/1/23	WR/BBB-	11,689,768
17,686	7.15%, 4/1/21 (MBIA)	Ba3/BBB-	16,868,454
2,765	United Air Lines Pass Through Trust,
	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$2,765,445; purchased 6/19/07)	B1/B+	2,488,900
5,847	10.40%, 5/1/18	Ba1/BBB	6,490,329
			68,000,455

Banking—5.9%
4,800	AgFirst Farm Credit Bank, 7.30%, 9/30/10 (a)(b)(d)(g)(j)
	(acquisition cost-$3,808,000; purchased 2/26/10-3/2/10)	NR/A	4,292,179
300	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	307,875
	Barclays Bank PLC,
8,600	7.434%, 12/15/17 (a)(d)(g)(i)	Baa2/A-	8,600,000
14,480	10.179%, 6/12/21 (a)(d)(i)	Baa1/A	19,373,342
£600	14.00%, 6/15/19 (g)	Baa2/A-	1,194,172
	CIT Group, Inc.,
$2,077	7.00%, 5/1/13	B3/B+	2,068,972
565	7.00%, 5/1/14	B3/B+	553,132
565	7.00%, 5/1/15	B3/B+	546,068
942	7.00%, 5/1/16	B3/B+	899,516
1,319	7.00%, 5/1/17	B3/B+	1,246,548
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	3,917,560
	HSBC Capital Funding L.P. (g),
8,000	4.61%, 6/27/13 (a)(d)(i)	A3/A-	7,555,536
2,000	10.176%, 6/30/30	A3/A-	2,590,000
22,050	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	28,978,551
	Regions Financial Corp.,
3,600	7.375%, 12/10/37	Ba1/BB+	3,354,772
6,600	7.75%, 11/10/14 (i)	Baa3/BBB-	7,124,568
			92,602,791

Building & Construction—0.6%
4,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	3,860,000
2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	2,225,000
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	3,420,892
			9,505,892

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services—41.1%
	Ally Financial, Inc.,
$170	1.966%, 9/15/11, FRN	B3/B	$165,112
240	2.002%, 10/15/11, FRN	B3/B	233,100
500	2.016%, 9/15/11, FRN	B3/B	485,625
330	2.152%, 10/15/11, FRN	B3/B	317,212
198	2.266%, 12/15/11, FRN	B3/B	192,308
2,000	2.497%, 12/1/14, FRN	B3/B	1,692,500
1,000	2.757%, 2/15/12, FRN	B3/B	951,250
250	5.70%, 6/15/13	B3/B	238,130
20	5.70%, 10/15/13	B3/B	18,927
344	5.70%, 12/15/13	B3/B	325,655
189	5.85%, 6/15/13	B3/B	180,724
502	5.90%, 12/15/13	B3/B	478,099
259	5.90%, 1/15/19	B3/B	215,976
35	6.00%, 7/15/13	B3/B	33,534
638	6.00%, 11/15/13	B3/B	609,414
15	6.00%, 2/15/19	B3/B	12,596
4,479	6.00%, 3/15/19	B3/B	3,760,032
364	6.00%, 4/15/19	B3/B	305,326
796	6.00%, 9/15/19	B3/B	668,846
10	6.05%, 8/15/19	B3/B	8,433
122	6.10%, 5/15/13	B3/B	117,633
10	6.10%, 9/15/19	B3/B	8,484
191	6.15%, 9/15/13	B3/B	183,227
60	6.15%, 11/15/13	B3/B	58,276
226	6.15%, 12/15/13	B3/B	216,854
25	6.15%, 8/15/19	B3/B	21,238
13	6.15%, 10/15/19	B3/B	11,036
330	6.20%, 11/15/13	B3/B	317,057
445	6.20%, 3/15/16	B3/B	403,278
631	6.20%, 4/15/19	B3/B	537,510
357	6.25%, 3/15/13	B3/B	347,154
78	6.25%, 7/15/13	B3/B	75,226
395	6.25%, 10/15/13	B3/B	379,988
356	6.25%, 11/15/13	B3/B	342,534
985	6.25%, 4/15/19	B3/B	840,396
1,066	6.25%, 5/15/19	B3/NR	909,715
183	6.30%, 10/15/13	B3/B	176,294
237	6.30%, 11/15/13	B3/B	228,366
379	6.30%, 3/15/16	B3/B	345,119
258	6.35%, 5/15/13	B3/B	251,456
1,260	6.35%, 4/15/19	B3/B	1,084,617
66	6.35%, 7/15/19	B3/B	56,861
54	6.375%, 8/1/13	B3/B	52,184
240	6.40%, 3/15/16	B3/B	219,591
108	6.40%, 12/15/18	B3/B	93,195
639	6.50%, 5/15/13	B3/B	623,168
40	6.50%, 8/15/13	B3/B	38,762
225	6.50%, 11/15/13	B3/B	221,698
329	6.50%, 2/15/16	B3/B	302,460
764	6.50%, 9/15/16	B3/B	701,729

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,060	6.50%, 6/15/18	B3/B	$934,423
10	6.50%, 11/15/18	B3/B	8,736
50	6.50%, 12/15/18	B3/B	43,395
135	6.50%, 2/15/20	B3/B	117,244
139	6.55%, 10/15/16	B3/B	127,873
381	6.60%, 5/15/18	B3/B	339,098
62	6.60%, 6/15/19	B3/B	54,340
1,060	6.65%, 6/15/18	B3/B	943,566
274	6.65%, 2/15/20	B3/B	240,461
30	6.70%, 5/15/14	B3/B	29,056
105	6.70%, 6/15/14	B3/B	101,278
55	6.70%, 8/15/16	B3/B	50,999
120	6.70%, 6/15/18	B3/B	107,154
901	6.75%, 9/15/11	B3/B	889,333
1,012	6.75%, 10/15/11	B3/B	1,000,271
260	6.75%, 7/15/12	WR/NR	256,276
672	6.75%, 9/15/12	B3/B	661,500
292	6.75%, 7/15/16	B3/B	271,628
161	6.75%, 8/15/16	B3/B	149,664
50	6.75%, 11/15/16	B3/B	46,503
45	6.75%, 6/15/17	B3/B	41,611
185	6.75%, 3/15/18	B3/B	167,235
60	6.75%, 7/15/18	B3/B	53,614
5	6.75%, 9/15/18	B3/B	4,444
73	6.75%, 10/15/18	B3/B	64,812
686	6.75%, 5/15/19	B3/B	606,351
130	6.75%, 6/15/19	B3/B	115,121
403	6.80%, 2/15/13	B3/B	397,028
20	6.80%, 10/15/18	B3/B	17,839
740	6.85%, 4/15/16	B3/B	691,582
1,000	6.875%, 9/15/11	B3/B	1,016,949
135	6.875%, 10/15/12	B3/B	133,186
420	6.875%, 4/15/13	B3/B	413,856
109	6.90%, 6/15/17	B3/B	101,712
80	6.90%, 8/15/18	B3/B	71,895
87	6.95%, 6/15/17	B3/B	81,406
3,244	7.00%, 9/15/12	B3/B	3,208,329
614	7.00%, 10/15/12	B3/B	607,269
1,970	7.00%, 11/15/12	B3/B	1,948,535
693	7.00%, 12/15/12	B3/B	685,556
285	7.00%, 8/15/13	B3/B	279,876
75	7.00%, 7/15/16	B3/B	70,625
19	7.00%, 1/15/17	B3/B	17,877
120	7.00%, 6/15/17	B3/B	112,591
573	7.00%, 2/15/18	B3/B	527,363
749	7.00%, 3/15/18	B3/B	687,336
1,286	7.00%, 5/15/18	B3/B	1,173,979
96	7.00%, 8/15/18	B3/B	86,817
635	7.00%, 2/15/21	B3/B	567,363
1,743	7.00%, 9/15/21	B3/B	1,546,832
411	7.00%, 6/15/22	B3/B	362,837

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$417	7.00%, 11/15/23	B3/B	$367,296
2,181	7.00%, 11/15/24	B3/B	1,901,590
408	7.05%, 3/15/18	B3/B	375,417
832	7.05%, 4/15/18	B3/B	764,430
2,900	7.10%, 9/15/12	B3/B	2,895,931
3,495	7.10%, 1/15/13	B3/B	3,489,562
142	7.125%, 8/15/12	B3/B	140,938
385	7.125%, 12/15/12	B3/B	381,852
2,784	7.125%, 10/15/17	B3/B	2,613,132
15	7.15%, 9/15/18	B3/B	13,674
2,858	7.20%, 10/15/17	B3/B	2,694,091
6,749	7.25%, 8/15/12	B3/B	6,707,032
387	7.25%, 12/15/12	B3/B	384,471
9,609	7.25%, 9/15/17	B3/B	9,112,466
601	7.25%, 2/15/25	B3/B	535,993
161	7.25%, 3/15/25	B3/B	143,452
85	7.30%, 12/15/17	B3/B	80,085
2,511	7.30%, 1/15/18	B3/B	2,358,271
485	7.375%, 11/15/16	B3/B	467,724
427	7.375%, 4/15/18	B3/B	399,979
456	7.50%, 10/15/12	B3/B	454,139
15,200	7.50%, 12/31/13	B3/B	15,675,000
13	7.50%, 6/15/16	B3/B	12,533
3,455	7.50%, 8/15/17	B3/B	3,327,929
1,852	7.50%, 11/15/17	B3/B	1,770,282
1,009	7.50%, 12/15/17	B3/B	961,637
429	7.50%, 3/15/25	B3/B	391,000
118	7.75%, 10/15/12	B3/B	117,828
658	7.75%, 10/15/17	B3/B	639,669
532	7.875%, 11/15/12	B3/B	531,872
889	8.00%, 10/15/17	B3/B	876,003
291	8.00%, 11/15/17	B3/B	285,992
705	8.125%, 11/15/17	B3/B	702,451
5	8.20%, 3/15/17	B3/B	4,993
50	8.50%, 8/15/15	B3/B	49,978
43	9.00%, 7/15/15	B3/B	43,074
50	9.00%, 7/15/20	B3/B	50,394
	American General Finance Corp.,
4,300	5.40%, 12/1/15	B3/B	3,300,250
12,500	6.90%, 12/15/17	B3/B	9,750,000
11,300	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB	7,768,750
	BNP Paribas (g),
13,000	5.186%, 6/29/15 (a)(d)(i)	Baa1/A	11,635,000
7,000	7.195%, 6/25/37 (a)(d)	Baa1/A	6,755,000
€2,500	7.781%, 7/2/18	Baa1/A	3,329,889
$6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	4,034,706
3,400	Capital One Bank USA N.A., 8.80%, 7/15/19 (i)	A3/BBB	4,316,167
2,000	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	2,172,500
6,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	6,678,000
28,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	29,294,250

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	Baa1/A-	$360,619
€3,000	6.393%, 3/6/23	Baa1/A-	4,141,731
$9,600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(g)(i)	A3/A-	8,208,000
€17,000	FCE Bank PLC, 7.125%, 1/15/13	Ba3/BB-	22,416,381
$4,000	First Union Capital I, 7.935%, 1/15/27	Baa2/A-	4,093,544
	Ford Motor Credit Co. LLC,
1,600	3.277%, 1/13/12, FRN	Ba3/B+	1,570,000
2,000	7.00%, 10/1/13	Ba3/B+	2,089,720
1,300	7.25%, 10/25/11	Ba3/B+	1,355,575
7,300	7.80%, 6/1/12	Ba3/B+	7,685,849
2,500	8.00%, 12/15/16	Ba3/B+	2,719,162
3,500	12.00%, 5/15/15	Ba3/B+	4,140,178
	General Electric Capital Corp.,
13,400	6.375%, 11/15/67, (converts to FRN on 11/15/17) (i)	Aa3/A+	12,947,750
£1,100	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	1,571,066
$10,000	Glen Meadow Pass Through Trust,
	6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(b)(d)(j)
	(acquisition cost-$7,700,000; purchased 2/18/10)	Ba1/BB	7,525,000
	Goldman Sachs Group, Inc.,
2,500	5.95%, 1/15/27	A2/A-	2,501,085
6,000	6.45%, 5/1/36 (i)	A2/A-	6,013,056
7,209	6.75%, 10/1/37 (i)	A2/A-	7,404,083
	International Lease Finance Corp.,
2,600	0.877%, 7/13/12, FRN	B1/BB+	2,356,284
7,535	5.00%, 9/15/12	B1/BB+	7,271,275
2,000	5.625%, 9/20/13	B1/BB+	1,887,500
3,500	5.65%, 6/1/14	B1/BB+	3,263,750
2,000	5.875%, 5/1/13	B1/BB+	1,915,000
8,000	6.375%, 3/25/13	B1/BB+	7,770,000
8,500	6.625%, 11/15/13	B1/BB+	8,245,000
2,000	8.625%, 9/15/15 (a)(d)	B1/BB+	2,017,500
19,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	20,049,332
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66,
	(converts to FRN on 8/17/36) (i)	A2/BBB+	16,900,085
	LBG Capital No.1 PLC,
€1,500	7.375%, 3/12/20	Ba3/BB-	1,697,672
£1,300	7.588%, 5/12/20	Ba3/BB-	1,758,215
£2,439	7.869%, 8/25/20	Ba3/BB-	3,373,651
$12,300	7.875%, 11/1/20	Ba3/BB-	11,562,000
12,600	8.00%, 6/15/20 (a)(d)(g)	NR/B+	11,151,000
16,040	8.50%, 12/17/21 (a)(d)(g)	NR/B+	14,195,400
£5,000	11.04%, 3/19/20	Ba3/BB-	8,337,688
	LBG Capital No.2 PLC,
£400	9.125%, 7/15/20	Ba2/BB	581,563
£70	9.334%, 2/7/20	Ba2/BB	106,776
£400	12.75%, 8/10/20	Ba2/BB	679,310
£650	14.50%, 1/30/22	Ba2/BB	1,368,668
£5,000	15.00%, 12/21/19	Ba2/BB	9,682,476
€7,800	15.00%, 12/21/19	Ba2/BB	12,664,382

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Lehman Brothers Holdings, Inc. (e),
$10,000	5.50%, 4/4/16	WR/NR	$2,150,000
20,000	6.875%, 5/2/18	WR/NR	4,450,000
14,100	MUFG Capital Finance 1 Ltd., 6.346%, 7/25/16 (g)	Ba1/BBB+	14,075,057
£2,450	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (g)	Ba1/BBB+	3,398,280
$10,500	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	9,345,000
3,350	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	2,897,750
	SLM Corp.,
5,000	0.728%, 10/25/11, FRN	Ba1/BBB-	4,756,755
1,795	3.535%, 11/1/13, FRN	Ba1/BBB-	1,494,284
2,000	4.221%, 6/15/13, FRN	Ba1/BBB-	1,751,660
€2,600	4.75%, 3/17/14	Ba1/BBB-	2,991,391
$24,800	5.00%, 10/1/13	Ba1/BBB-	23,392,848
5,000	5.00%, 4/15/15	Ba1/BBB-	4,351,075
16,000	5.375%, 5/15/14	Ba1/BBB-	14,732,480
5,900	8.45%, 6/15/18	Ba1/BBB-	5,421,126
	Societe Generale (g),
€12,000	7.756%, 5/22/13	Baa2/BBB+	14,717,601
€5,850	9.375%, 9/4/19	Baa2/BBB+	8,163,076
$9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)	Baa3/BBB-	8,797,500
12,200	USB Capital IX, 6.189%, 4/15/11 (g)	A3/BBB+	9,638,000
7,000	Wachovia Capital Trust III, 5.80%, 3/15/11 (g)	Ba1/A-	6,002,500
2,000	Wachovia Capital Trust V, 7.965%, 6/1/27 (a)(d)	Baa2/A-	2,073,914
27,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Ba1/A-	28,012,500
7,100	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36) (i)	Baa2/A-	6,883,734
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	25,379,250
			643,502,308

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	84,750

Healthcare & Hospitals—0.8%
	HCA, Inc.,
4,825	8.50%, 4/15/19	Ba3/BB	5,313,531
7,100	9.625%, 11/15/16, PIK	B2/BB-	7,641,375
			12,954,906

Hotels/Gaming—0.8%
	MGM Resorts International,
1,300	10.375%, 5/15/14	B1/B	1,423,500
1,950	11.125%, 11/15/17	B1/B	2,188,875
1,000	13.00%, 11/15/13	B1/B	1,160,000
7,862	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB	8,005,529
			12,777,904

Insurance—9.9%
22,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Ba2/B	19,910,000
	American International Group, Inc.,
1,000	5.60%, 10/18/16	A3/A-	976,250
£1,300	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	1,268,712
$10,000	5.85%, 1/16/18 (i)	A3/A-	9,700,000

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$9,900	6.25%, 5/1/36 (i)	A3/A-	$8,786,250
51,894	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	44,888,310
36,510	8.25%, 8/15/18 (i)	A3/A-	39,613,350
£11,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	14,414,595
$5,400	Genworth Financial, Inc., 8.625%, 12/15/16 (i)	Baa3/BBB	5,913,178
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)	Baa2/BBB	5,100,000
3,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	A3/A-	3,768,512
			154,339,157

Telecommunications—3.0%
21,650	Intelsat Corp., 6.875%, 1/15/28	B1/BB-	18,402,500
15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Baa3/BBB-	14,943,500
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Ba3/BB-	1,383,750
€8,700	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	12,066,241
			46,795,991

Transportation—0.1%
$1,310	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	1,487,338

Utilities—1.9%
10,000	AES Corp., 7.75%, 3/1/14	B1/BB-	10,512,500
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	5,025,000
2,997	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	3,139,061
4,200	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	B3/B-	3,822,000
2,524	East Coast Power LLC, 7.066%, 3/31/12 (i)	Baa3/BBB	2,544,620
2,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	1,971,299
2,830	Sithe/Independence Funding Corp., 9.00%, 12/30/13	Ba3/B-	2,917,734
			29,932,214
	Total Corporate Bonds & Notes (cost—$984,589,940)		1,071,983,706

MORTGAGE-BACKED SECURITIES—17.4%
4,003	American Home Mortgage Assets, 0.494%, 9/25/46, CMO, FRN	Ca/CCC	640,899
771	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	566,369
14,700	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	11,829,193
2,850	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	2,487,647
	Chase Mortgage Finance Corp., CMO,
398	5.204%, 12/25/35, FRN	NR/CCC	374,617
9,158	5.426%, 3/25/37, FRN	Caa2/NR	7,787,913
6,400	6.00%, 2/25/37	Caa2/CCC	5,238,534
6,000	6.00%, 7/25/37	NR/CCC	5,087,106
7,300	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	7,026,743
	Countrywide Alternative Loan Trust, CMO,
116	5.25%, 5/25/21	Caa2/CC	96,566
2,500	6.50%, 8/25/36	Ca/CC	1,709,432
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
9,400	5.50%, 10/25/35	Caa1/NR	8,433,849
8,884	5.75%, 3/25/37	NR/CCC	7,548,732
7,814	5.75%, 6/25/37	NR/CCC	6,873,042
2,860	6.00%, 4/25/36	NR/CCC	2,538,166
1,054	6.00%, 5/25/36	NR/CCC	931,715
3,500	6.00%, 2/25/37	NR/CCC	2,811,098

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$11,528	6.00%, 3/25/37	NR/CCC	$10,022,279
1,924	6.00%, 4/25/37	NR/CCC	1,592,579
	Credit Suisse Mortgage Capital Certificates, CMO,
3,900	6.00%, 2/25/37	NR/CCC	3,418,551
9,900	6.00%, 6/25/37	NR/CCC	7,741,290
	GSR Mortgage Loan Trust, CMO,
9,961	3.476%, 3/25/37, VRN	NR/CCC	6,316,801
2,175	5.50%, 5/25/36	NR/CCC	1,953,855
37,076	6.00%, 2/25/36	NR/CCC	34,156,684
17,395	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.721%, 3/18/51, CMO, VRN (a)(d)	Aa3/NR	14,638,070
	JPMorgan Mortgage Trust, CMO,
11,732	5.00%, 3/25/37	NR/CCC	10,163,717
459	5.342%, 10/25/35, VRN	B2/NR	436,174
5,000	5.696%, 1/25/37, VRN	Caa2/NR	4,042,825
5,252	5.939%, 6/25/36, VRN	Caa1/NR	4,726,331
2,091	6.00%, 8/25/37	NR/CCC	1,808,541
5,000	Morgan Stanley Reremic Trust, 6.002%, 8/12/45, CMO, VRN (a)(d)	A1/NR	4,462,032
€3,900	Newgate Funding PLC, 1.319%, 12/15/50, CMO, FRN	Aaa/AAA	3,915,797
$5,000	RBSCF Trust, 5.331%, 2/16/44, CMO, VRN (a)(d)(f)	NR/NR	4,575,000
	Residential Accredit Loans, Inc., CMO, FRN,
481	0.444%, 6/25/46	Caa1/CCC	188,934
3,176	0.494%, 5/25/37	Caa2/CCC	781,689
	Residential Asset Securitization Trust, CMO,
1,241	5.75%, 2/25/36	Caa3/CC	943,799
2,348	6.00%, 9/25/36	Caa3/D	1,312,782
	Residential Funding Mortgage Securities I, CMO,
11,000	6.00%, 1/25/37	Caa2/NR	9,548,858
9,828	6.25%, 8/25/36	Caa1/CCC	8,583,146
447	Structured Asset Mortgage Investments, Inc.,
	0.384%, 8/25/36, CMO, FRN	Caa1/CCC	259,149
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
4,332	5.657%, 4/25/37	NR/CCC	3,595,221
2,947	5.832%, 2/25/37	NR/CCC	2,342,107
	WaMu Mortgage Pass Through Certificates, CMO,
1,499	5.453%, 12/25/36, FRN	NR/CCC	1,089,088
2,830	5.707%, 7/25/37, VRN	NR/CC	1,917,450
4,000	5.780%, 2/25/37, FRN	NR/CCC	3,208,666
1,728	5.864%, 9/25/36, VRN	NR/CCC	1,378,302
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
3,257	1.13%, 4/25/47	Ca/CCC	705,663
3,089	1.226%, 5/25/47	Ca/CCC	693,616
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,673	3.808%, 4/25/36, VRN	NR/BB+	1,490,359
10,419	5.110%, 10/25/36, FRN	NR/CCC	8,752,402
17,750	5.454%, 7/25/36, FRN	NR/CCC	13,850,130
3,155	5.467%, 7/25/36, FRN	NR/CCC	2,493,846
3,400	6.00%, 7/25/37	B3/BB	3,209,753
22,000	6.00%, 8/25/37	Caa1/NR	20,533,227
	Total Mortgage-Backed Securities (cost—$255,602,681)		272,830,334

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—4.4%
Banking—4.0%
650,000	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(j)
	(acquisition cost-$36,380,600; purchased 2/26/10-8/23/10)	NR/A	$35,871,875
27,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (a)(b)(d)(f)(j)
	(acquisition cost-$27,000,000; purchased 8/26/10)	A3/NR	27,017,364
			62,889,239

Financial Services—0.4%
7,000	Ally Financial, Inc., 7.00%, 12/31/11 (a)(b)(d)(j)
	(acquisition cost-$5,127,500; purchased 3/9/10)	Caa2/C	5,782,657
	Total Preferred Stock (cost—$68,508,100)		68,671,896

CONVERTIBLE PREFERRED STOCK—2.8%
Electric Utilities—1.8%
495,000	PPL Corp., 9.50%, 7/1/13	NR/NR	28,145,700

Commercial Banks—0.9%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	14,656,950

Insurance—0.1%
150,350	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,109,583
	Total Convertible Preferred Stock (cost—$39,035,607)		43,912,233

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—1.6%
Brazil—1.6%
BRL 2,000	Brazil Government International Bond, 12.50%, 1/5/22	Baa3/BBB-	1,411,101
BRL 44,860	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17, Ser. F	Baa3/NR	23,931,889
	Total Sovereign Debt Obligations (cost—$22,327,121)		25,342,990

SENIOR LOANS (a)(c)—1.4%
Banks—0.1%
$2,072	CIT Group, Inc., 6.25%, 8/11/15		2,071,759

Financial Services—1.3% 20,000
20,000	American General Finance Corp., 7.25%, 4/21/15		19,825,000
	Total Senior Loans (cost—$21,845,217)		21,896,759

MUNICIPAL BONDS—1.0%
California—0.9%
	State, GO,
10,500	7.625%, 3/1/40	A1/A-	12,010,110
2,500	7.95%, 3/1/36	A1/A-	2,693,250
			14,703,360

Louisiana—0.1%
700	New Orleans, Public Improvements, GO, 8.80%, 12/1/39, Ser. A	A3/BBB	768,082
	Total Municipal Bonds (cost—$14,180,755)		15,471,442

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.9%
$1,244	Ameriquest Mortgage Securities, Inc., 5.444%, 11/25/35	Aaa/AAA	$1,286,454
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	8,589,805
4,784	GSAA Trust, 6.295%, 6/25/36	Caa1/CCC	2,830,493
3,000	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	2,063,595
	Total Asset-Backed Securities (cost—$13,186,610)		14,770,347

U.S. GOVERNMENT AGENCY SECURITIES—0.0%
26	Fannie Mae, 8.00%, 7/18/27, CMO (cost—$27,649)	Aaa/AAA	31,455

SHORT-TERM INVESTMENTS—2.0%
Corporate Notes—1.1%
Financial Services—1.1%
	Ally Financial, Inc.,
123	1.566%, 12/15/10, FRN	B3/B	121,924
190	1.657%, 2/15/11, FRN	B3/B	188,338
220	1.716%, 3/15/11, FRN	B3/B	218,075
126	1.866%, 12/15/10, FRN	B3/B	124,898
325	1.966%, 6/15/11, FRN	B3/B	322,156
354	2.007%, 5/15/11, FRN	B3/B	350,902
632	2.152%, 7/15/11, FRN	B3/B	620,150
193	2.157%, 8/15/11, FRN	B3/B	187,451
50	2.216%, 9/15/10, FRN	B3/B	50,062
475	2.316%, 9/15/10, FRN	B3/B	475,594
250	7.25%, 3/2/11	B3/B	253,286
13,000	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	Ba3/B+	13,724,620
1,216	Salton Sea Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	1,240,862
	Total Corporate Notes (cost—$15,882,945)		17,878,318

U.S. Treasury Bills (h)—0.3%
3,983	0.127%-0.199%, 9/9/10-1/6/11 (cost—$3,982,430)		3,982,460

Repurchase Agreements—0.6%
4,900	Barclays Capital Inc., dated 8/31/10, 0.26%, due 9/1/10, proceeds $4,900,035; collateralized by U.S. Treasury Notes, 3.50%, due 5/15/20, valued at $5,030,819, including accrued interest		4,900,000
3,718	State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $3,718,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $3,795,984, including accrued interest		3,718,000
	Total Repurchase Agreements (cost—$8,618,000)		8,618,000
	Total Short-Term Investments (cost—$28,483,375)		30,478,778

	Total Investments (cost—$1,447,787,055)—100.0%		$1,565,389,940

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $317,226,204, representing 20.3% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $31,592,364, representing 2.0% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts and swaps.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $82,781,545. The aggregate market value is $82,977,975, representing 5.3% of total investments.

Glossary:

AGC—insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at August 31, 2010:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000s)	Date	Appreciation
Long: Financial Futures Euro—90 day	1,458	$362,987	12/13/10	$5,964,540

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at August 31, 2010 (1):

	Notional Amount
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Upfront Premiums	Unrealized Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Barclays Bank:
SLM	$6,000	7.23%	12/20/13	5.00%	$(308,154)	$(750,000)	$441,846
BNP Paribas:
General Electric	2,500	1.97%	12/20/13	4.60%	230,237	—	230,237
General Electric	3,500	1.97%	12/20/13	4.70%	334,047	—	334,047
Royal Bank of Scotland	3,500	1.66%	6/20/13	1.50%	(4,322)	—	(4,322)
Royal Bank of Scotland	3,500	1.60%	6/20/13	2.65%	118,747	—	118,747
Citigroup:
General Electric	7,000	1.97%	12/20/13	4.00%	504,071	—	504,071
General Electric	9,500	1.97%	12/20/13	4.25%	763,597	—	763,597
General Electric	5,000	1.97%	12/20/13	4.65%	468,842	—	468,842
General Electric	15,600	1.99%	3/20/14	4.05%	1,207,908	—	1,207,908
Deutsche Bank:
American International Group	2,000	2.99%	12/20/13	5.00%	143,489	(340,000)	483,489
Brazilian Government International Bond	14,300	0.93%	5/20/12	0.69%	(30,488)	—	(30,488)
Brazilian Government International Bond	1,300	1.44%	5/20/17	1.04%	(27,848)	—	(27,848)
General Electric	6,500	1.97%	12/20/13	3.68%	398,440	—	398,440
General Electric	9,500	1.97%	12/20/13	4.23%	757,237	—	757,237
General Electric	20,500	1.97%	12/20/13	4.70%	1,956,561	—	1,956,561
General Electric	12,300	1.97%	12/20/13	4.78%	1,204,816	—	1,204,816
MetLife	7,000	2.06%	3/20/13	2.07%	31,991	—	31,991
SLM	3,000	7.23%	12/20/13	5.00%	(154,077)	(390,000)	235,923
United Kingdom Gilt	8,200	0.65%	12/20/14	1.00%	137,588	57,415	80,173
Merrill Lynch:
SLM	1,075	7.23%	12/20/13	5.00%	(55,211)	(150,500)	95,289
Morgan Stanley:
Ford Motor Credit	20,000	2.04%	9/20/10	4.05%	184,242	—	184,242
General Electric	5,000	1.97%	12/20/13	4.15%	385,156	—	385,156
Societe Generale:
United Kingdom Gilt	33,000	0.67%	3/20/15	1.00%	545,482	46,891	498,591
					$8,792,351	$(1,526,194)	$10,318,545

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at August 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at August 31, 2010:

	Notional		Rate Type			Upfront
	Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Received	Depreciation
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.58%	$(128,982)	$(28,323)	$(100,659)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

(D)  Forward foreign currency contracts outstanding at August 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	August 31, 2010	(Depreciation)
Purchased:
1,582,000 Australian Dollar settling 10/29/10	Royal Bank of Scotland	$1,401,430	$1,398,570	$(2,860)
23,985,286 Brazilian Real settling 10/4/10	HSBC Bank	13,543,357	13,588,627	45,270
1,662,000 Canadian Dollar settling 9/16/10	Deutsche Bank	1,589,308	1,558,222	(31,086)
3,226,000 Canadian Dollar settling 11/18/10	Royal Bank of Canada	3,084,395	3,021,315	(63,080)
1,976,760 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	298,000	290,717	(7,283)
3,203,980 Chinese Yuan Renminbi settling 11/17/10	Citigroup	483,000	471,104	(11,896)
8,256,229 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	1,246,102	1,213,973	(32,129)
16,975,912 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	2,529,000	2,502,014	(26,986)
3,255,564 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	492,000	478,689	(13,311)
15,403,000 Euro settling 11/23/10	Deutsche Bank	19,725,544	19,573,625	(151,919)
17,402,000 Japanese Yen settling 9/14/10	Citigroup	200,069	207,266	7,197
33,974,000 Japanese Yen settling 9/14/10	Royal Bank of Scotland	401,020	404,647	3,627
7,304,165 Mexican Peso settling 2/22/11	Barclays Bank	568,905	544,880	(24,025)
7,304,165 Mexican Peso settling 9/24/10	HSBC Bank	566,719	553,656	(13,063)
3,346,382,500 South Korean Won settling 11/12/10	HSBC Bank	2,929,000	2,780,504	(148,496)
Sold:
23,985,286 Brazilian Real settling 12/2/10	HSBC Bank	13,365,254	13,420,594	(55,340)
23,985,286 Brazilian Real settling 10/4/10	JPMorgan Chase	13,351,119	13,588,627	(237,508)
30,960,000 British Pound settling 9/23/10	Bank of America	45,883,648	47,575,546	(1,691,898)
82,493,000 Euro settling 10/26/10	Credit Suisse First Boston	106,437,006	104,835,975	1,601,031
173,475,000 Japanese Yen settling 9/14/10	JPMorgan Chase	2,033,617	2,066,171	(32,554)
7,304,165 Mexican Peso settling 9/24/10	Barclays Bank	577,975	553,657	24,318
182,997,500 South Korean Won settling 11/12/10	Barclays Bank	151,080	152,052	(972)
1,118,130,000 South Korean Won settling 11/12/10	Citigroup	908,409	929,052	(20,643)
379,450,000 South Korean Won settling 11/12/10	JPMorgan Chase	306,924	315,284	(8,360)
82,220,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	67,524	68,317	(793)
				$(892,759)

At August 31, 2010, the Fund held $11,210,000 in cash as collateral for derivative contracts.  Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at August 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.43%	8/11/10	9/13/10	$37,545,103	$37,535,688
	0.44%	8/10/10	9/10/10	21,614,986	21,609,175
	0.46%	8/31/10	9/30/10	6,293,059	6,292,978
	0.47%	8/30/10	9/27/10	29,152,808	29,152,047
Barclays Bank	0.50%	8/26/10	9/27/10	12,642,053	12,641,000
Credit Suisse First Boston	0.50%	8/6/10	9/7/10	9,076,276	9,073,000
	0.50%	8/9/10	9/8/10	2,437,779	2,437,000
	0.50%	8/11/10	9/13/10	29,335,554	29,327,000
Greenwich	0.50%	8/4/10	9/3/10	11,502,471	11,498,000
	0.50%	8/23/10	9/20/10	6,543,818	6,543,000
	0.50%	8/27/10	9/27/10	4,151,288	4,151,000
	0.50%	8/31/10	9/30/10	28,576,397	28,576,000
JPMorgan Chase	(0.50)%	7/1/10	12/9/11	895,410	896,182
					$199,732,070

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended August 31, 2010 was $161,132,986 at a weighted average interest rate of 0.51%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at August 31, 2010 was $210,643,532.

At August 31, 2010, the Fund held $1,330,000 in Corporate Bonds as collateral for open reverse repurchase agreements. Collateral received in the form of securities will not be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.  The following is a description of valuation inputs and techniques that the Fund currently utilizes to value each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasuries are valued based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Foreign Government Bonds and Notes — Foreign government bonds and notes are valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of foreign government bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are reported at value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	8/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$21,672,204	$46,328,251	$68,000,455
Transportation	—	—	1,487,338	1,487,338
All Other	—	1,002,495,913	—	1,002,495,913
Mortgaged-Backed Securities	—	268,255,334	4,575,000	272,830,334
Preferred Stock:
Banking	—	35,871,875	27,017,364	62,889,239
Financial Services	—	5,782,657	—	5,782,657
Convertible Preferred Stock	$43,912,233	—	—	43,912,233
Sovereign Debt Obligations	—	25,342,990	—	25,342,990
Senior Loans	—	21,896,759	—	21,896,759
Municipal Bonds	—	15,471,442	—	15,471,442
Asset-Backed Securities	—	14,770,347	—	14,770,347
U.S. Government Agency Securities	—	31,455	—	31,455
Short-Term Investments	—	30,478,778	—	30,478,778
Total Investments in Securities - Assets	$43,912,233	$1,442,069,754	$79,407,953	$1,565,389,940

Other Financial Instruments* - Assets
Credit Contracts	—	$10,381,203	—	$10,381,203
Foreign Exchange Contracts	—	1,681,443	—	1,681,443
Interest Rate Contracts	$5,964,540	—	—	5,964,540
Total Other Financial Instruments * - Assets	$5,964,540	$12,062,646	—	$18,027,186

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(62,658)	—	$(62,658)
Foreign Exchange Contracts	—	(2,574,202)	—	(2,574,202)
Interest Rate Contracts	—	(100,659)	—	(100,659)
Total Other Financial Instruments * - Liabilities	—	$(2,737,519)	—	$(2,737,519)

Total Investments	$49,876,773	$1,451,394,881	$79,407,953	$1,580,679,607

There were no significant transfers between Level 1 and 2 during the nine months ended August 31, 2010.

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2010, was as follows:

					Net
		Net			Change
	Beginning	Purchases (Sales)	Accrued	Net Realized	in Unrealized	Transfers	Transfers	Ending
	Balance 11/30/09	and Settlements	Discounts (Premiums)	Gain (Loss)	Appreciation/ Depreciation	into Level 3**	out of Level 3***	Balance 8/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$40,278,181	$(1,674,864)	$18,402	$37,861	$4,295,697	$3,372,974	—	$46,328,251
Financial Services	954,000	(984,450)	—	(15,550)	46,000	—	—	—
Transportation	1,650,961	(340,531)	(2,926)	(4,341)	184,175	—	—	1,487,338
Mortgaged-Backed Securities	1,707,871	4,143,750	72,024	—	1,139,002	—	$(2,487,647)	4,575,000
Preferred Stock:
Banking	—	27,000,000	—	—	17,364	—	—	27,017,364
Total Investments	$44,591,013	$28,143,905	$87,500	$17,970	$5,682,238	$3,372,974	$(2,487,647)	$79,407,953

** Transferred into Level 3 from Level 2 because sufficient observable inputs were not available.

*** Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2010 was $4,808,617.

Item 2. Controls and Procedures

(a)          The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 22, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2010